ZACKS MARKET NEUTRAL FUND
A series of the Investment Managers Series Trust

SUPPLEMENT DATED FEBRUARY 23, 2009
TO THE PROSPECTUS DATED JULY 24, 2008

Please file this Prospectus Supplement with your records.

The following is added under the section entitled “How To Buy Shares” after the first full paragraph beginning on page 16 of the Prospectus:

The Advisor may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under the Fund’s distribution and services plan, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the prospectus or statement of additional information. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial institution’s sales force; granting the Advisor access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

ZACKS MULTI-CAP OPPORTUNITIES FUND
A series of the Investment Managers Series Trust

SUPPLEMENT DATED FEBRUARY 23, 2009
TO THE PROSPECTUS DATED APRIL 1, 2008

Please file this Prospectus Supplement with your records.

The following is added under the section entitled “How To Buy Shares” after the fourth full paragraph beginning on page 13 of the Prospectus:

The Advisor may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under the Fund’s distribution and services plan, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the prospectus or statement of additional information. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial institution’s sales force; granting the Advisor access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

ZACKS MARKET NEUTRAL FUND
A series of the Investment Managers Series Trust

SUPPLEMENT DATED FEBRUARY 23, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION
 DATED JULY 24, 2008

Please file this Statement of Additional Information Supplement with your records.

The following subsection "Additional Marketing and Support Payments" is added under the section "Distribution and Service" in the Statement of Additional Information:

Additional Marketing and Support Payments

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund. These payments are over and above other fees described in the Fund’s prospectus and this statement of additional information, and are generally provided for shareholder services or marketing support.  Payments for marketing support are typically for inclusion of the Fund on a sales list, including an electronic sales platform.  Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

ZACKS MULTI-CAP OPPORTUNITIES FUND
A series of the Investment Managers Series Trust

SUPPLEMENT DATED FEBRUARY 23, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION
 DATED APRIL 1, 2008

Please file this Statement of Additional Information Supplement with your records.

The following subsection "Additional Marketing and Support Payments" is added under the section "Distribution and Service" in the Statement of Additional Information:

Additional Marketing and Support Payments

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund. These payments are over and above other fees described in the Fund’s prospectus and this statement of additional information, and are generally provided for shareholder services or marketing support.  Payments for marketing support are typically for inclusion of the Fund on a sales list, including an electronic sales platform.  Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.